UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06349

Name of Fund: BlackRock Latin America Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Latin America Fund, Inc., 800 Scudders Mill Road, Plainsboro,
      NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 11/30/2008

Date of reporting period: 06/01/2008 - 08/31/2008

Item 1 -    Schedule of Investments

BlackRock Latin America Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                 Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Argentina - 5.1%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.1%                  Tenaris SA (a)(b)                                            580,000          $  31,720,200
                                        Ternium SA (a)                                               173,000              5,764,360
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Argentina                                                 37,484,560
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 71.9%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.5%              Embraer-Empresa Brasileira de Aeronautica SA (a)             110,000              3,734,500
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.3%          Log-In Logistica Intermodal SA                               344,000              1,893,055
-----------------------------------------------------------------------------------------------------------------------------------
Apparel, Accessories & Luxury           Empresa Nacional de Comercio Redito e Participacoes
Goods - 0.0%                            SA (Preference Shares) (c)                                    12,284                278,689
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 12.8%                           Banco ABC Brasil SA
                                        (Preference Shares)                                          346,000              1,623,865
                                        Banco Bradesco SA (a)(b)                                   2,200,000             40,502,000
                                        Banco Industrial e Comercial SA (Preference Shares)          585,000              2,817,331
                                        Banco Itau Holding Financeira SA (a)(b)                    1,205,000             22,895,000
                                        Uniao de Bancos Brasileiros SA (a)                           222,000             26,542,320
                                                                                                                      -------------
                                                                                                                         94,380,516
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.8%                        Cia de Bebidas das Americas (a)                               25,000              1,350,250
                                        Cia de Bebidas das Americas (Preference Shares) (a)          430,000             26,612,700
                                                                                                                      -------------
                                                                                                                         27,962,950
-----------------------------------------------------------------------------------------------------------------------------------
Car Rental - 0.3%                       Localiza Rent A Car SA                                       222,000              2,213,190
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.5%    Anhanguera Educaional
                                        Participacoes SA                                             390,000              6,699,386
                                        Hypermarcas SA (c)                                           471,000              4,579,969
                                                                                                                      -------------
                                                                                                                         11,279,355
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 1.6%   BM&F Bovespa SA                                              905,668              6,934,194
                                        Redecard SA                                                  255,000              4,633,804
                                                                                                                      -------------
                                                                                                                         11,567,998
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           GVT Holding SA (c)                                           185,000              4,197,117
Services - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.5%               Cia Energetica de Minas Gerais (a)(b)                        134,000              2,891,720
                                        EDP - Energias do Brasil SA                                  134,000              2,319,926
                                        Equatorial Energia SA                                        108,000                979,951
                                        Terna Participacoes SA                                       113,000              1,871,779
                                        Tractebel Energia SA                                         258,000              3,151,399
                                                                                                                      -------------
                                                                                                                         11,214,775
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.7%                    Acucar Guarani SA (c)                                        312,000              1,272,883
                                        SLC Agricola SA                                              265,000              3,719,755
                                                                                                                      -------------
                                                                                                                          4,992,638
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                 Diagnosticos da America SA                                   255,000              5,803,988
Services - 0.9%                         Profarma Distribuidora de Produtos Farmaceuticos SA           97,000              1,011,656
                                                                                                                      -------------
                                                                                                                          6,815,644
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Materials - 0.2%             Marcopolo SA (Preference Shares)                             446,000              1,723,804
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                 Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.7%                        Amil Partcipacoes SA                                         617,000          $   4,674,816
                                        Porto Seguro SA                                              347,000              3,587,086
                                        Tempo Participacoes SA (c)                                 1,384,000              4,372,761
                                                                                                                      -------------
                                                                                                                         12,634,663
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.2%                        Lupatech SA (c)                                               94,000              3,517,791
                                        Metalfrio Solutions SA                                       233,000              2,315,706
                                        Weg SA                                                       253,000              2,716,258
                                                                                                                      -------------
                                                                                                                          8,549,755
-----------------------------------------------------------------------------------------------------------------------------------
Media - 1.7%                            NET Servicos de Comunicacao SA
                                        (Preference Shares) (c)                                    1,055,000             12,297,546
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 18.0%                 Bradespar SA (Preference Shares)                             922,000             18,270,307
                                        Companhia Vale do Rio Doce
                                        (Preference 'A' Shares) (a)(b)                             3,065,000             72,855,050
                                        Usinas Siderurgicas de Minas
                                        Gerais SA                                                     85,300              2,898,630
                                        Usinas Siderurgicas de Minas
                                        Gerais SA (Preference 'A' Shares)                          1,110,000             39,013,436
                                                                                                                      -------------
                                                                                                                        133,037,423
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.7%                 Lojas Renner SA                                              288,000              5,199,902
-----------------------------------------------------------------------------------------------------------------------------------
Oil & Gas - 18.8%                       OGX Petroleo e Gas
                                        Participacoes SA (c)                                          26,000              9,012,110
                                        Petroleo Brasileiro SA (a)                                 2,975,000            127,835,750
                                        Ultrapar Participacoes SA                                     56,000              2,002,945
                                                                                                                      -------------
                                                                                                                        138,850,805
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                            Suzano Papel e Celulose SA (Preference Shares)               180,000              2,284,785
-----------------------------------------------------------------------------------------------------------------------------------
Public Thoroughfares - 0.5%             Cia de Concessoes Rodoviarias                                192,000              3,556,123
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 2.8%                      Agra Empreendimentos
                                        Imobiliarios SA (c)                                          482,000              2,478,012
                                        Cyrela Brazil Realty SA                                      446,000              5,513,436
                                        LPS Brasil Consultoria de Imoveis SA                          97,000              1,362,761
                                        Mrv Engenharia e Participacoes SA                            335,000              6,617,791
                                        PDG Realty SA Empreendimentos e
                                        Participacoes                                                288,000              3,411,828
                                        Rodobens Negocios Imobiliarios SA                            117,000              1,385,337
                                                                                                                      -------------
                                                                                                                         20,769,165
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.4%                         Datasul                                                      178,000                922,761
                                        Totvs SA                                                      64,000              2,236,859
                                                                                                                      -------------
                                                                                                                          3,159,620
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.4%                   All America Latina Logistica SA                              245,000              2,794,202
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.2%    Tegma Gestao Logistica                                       174,000              1,493,411
-----------------------------------------------------------------------------------------------------------------------------------
Water - 0.2%                            Companhia de Saneamento de
                                        Minas Gerais                                                 109,000              1,648,374
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              Tim Participacoes SA (a)                                      86,000              1,935,000
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Brazil                                                   530,465,005
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Common Stocks                                                 Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 0.7%                            Banco Santander Chile SA (a)                                 123,000          $   5,413,230
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%               Empresa Nacional de
                                        Electricidad SA (a)                                          122,000              5,551,000
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%         Centros Comerciales
                                        Sudamericanos SA                                           1,513,000              4,411,380
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                  Antofagasta Plc (c)                                          595,000              6,687,864
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.3%                 La Polar SA                                                  689,000              2,579,971
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Chile                                                     24,643,445
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.6%      Ecopetrol SA                                               3,250,178              4,390,601
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Colombia                                                   4,390,601
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 16.8%
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 1.7%                            Grupo Financiero Banorte, SA de CV 'O'                     3,125,000             12,520,970
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 1.5%                        Fomento Economico Mexicano,
                                        SA de CV (a)                                                 248,000             11,016,160
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting & Cable TV - 0.5%          Grupo Televisa, SA (a)                                       159,000              3,685,620
-----------------------------------------------------------------------------------------------------------------------------------
Building - Home Builders - 1.3%         Corporacion GEO, SA de CV Series B (c)                     1,070,000              3,132,139
                                        Desarrolladora Homex
                                        SA de CV (a)(b)(c)                                           128,000              6,483,200
                                                                                                                      -------------
                                                                                                                          9,615,339
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.2%       Empresas ICA Sociedad Controladora,
                                        SA de CV (c)                                                 397,000              1,783,706
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%    Alsea SA (c)                                               1,380,507              1,514,392
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.6%                 Controladora Comercial Mexicana,
                                        SA de CV                                                     506,000              1,259,741
                                        Wal-Mart de Mexico, SA de CV                               2,855,000             10,411,855
                                                                                                                      -------------
                                                                                                                         11,671,596
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication              America Movil, SA de CV (a)                                1,400,000             71,932,000
Services - 9.8%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Mexico                                                   123,739,783
-----------------------------------------------------------------------------------------------------------------------------------
Peru - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Banks - 1.0%                            Credicorp Ltd.                                               104,000              7,314,320
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                  Cia de Minas Buenaventura SA (a)                             146,000              3,387,200
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks in Peru                                                      10,701,520
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks - 99.2%                                                     731,424,914
-----------------------------------------------------------------------------------------------------------------------------------

                                        Mutual Funds
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                        BlackRock Latin American Investment
                                        Trust Plc (d)                                                255,000              2,397,820
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Mutual Funds - 0.3%                                                         2,397,820
-----------------------------------------------------------------------------------------------------------------------------------

                                        Rights
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.0%          Totvs SA (e)                                                     239                      0
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Rights in Brazil                                                                    0
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Latin America Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                Rights                                                        Shares              Value
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.0%                 Centros Comerciales                                           25,764          $         100
                                        Sudamericanos SA (f)
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Rights in Chile                                                                   100
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Rights - 0.0%                                                                     100
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Long-Term Investments
                                        (Cost - $607,989,830) - 99.5%                                                   733,822,834
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Beneficial
                                                                                                    Interest
                                        Short-Term Securities                                          (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                        BlackRock Liquidity Series, LLC
                                        Money Market Series, 2.41% (d)(g)(h)                       $ 108,112            108,111,600
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                        (Cost - $108,111,600) - 14.7%                                                   108,111,600
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments
                                        (Cost - $716,101,430*) - 114.2%                                                 841,934,434

                                        Liabilities in Excess of Other Assets - (14.2)%                                (104,447,684)
                                                                                                                      -------------
                                        Net Assets - 100.0%                                                           $ 737,486,750
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2008, as computed for federal income tax purpose, were as follows:

      Aggregate Cost                                              $ 719,067,567
                                                                  =============
      Gross unrealized appreciation                               $ 159,763,998
      Gross unrealized depreciation                                 (36,897,131)
                                                                  -------------
      Net unrealized appreciation                                 $ 122,866,867
                                                                  =============

(a)   Depositary receipts.
(b)   Security, or a portion of security, is on loan.
(c)   Non-income producing security.
(d) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                Purchase          Sales           Realized      Interest/Dividend
      Affiliate                                   Cost             Cost             Loss             Income
      -----------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC              -          $  3,055,070 *          -             $  94,892
      Cash Sweep Series

      BlackRock Liquidity Series, LLC              -          $ 37,895,800 *          -             $ 363,514
      Money Market Series

      Merrill Lynch Latin American                 -          $     32,890        ($17,782)         $   8,875
      Investment Trust Plc
      -----------------------------------------------------------------------------------------------------------
      *     Represents net sale cost.

(e)   The rights may be exercised until 9/19/08.
(f)   The rights may be exercised until 9/16/08.
(g)   Represents the current yield as of report date.
(h)   Security was purchased with cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Latin America Fund, Inc.
Schedule of Investments August 31, 2008 (Unaudited)

o Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of August 31, 2008 in determining the fair valuation of the Fund's investments:

      --------------------------------------------------------------------------
      Valuation                                                   Investments in
      Inputs                                                        Securities
      --------------------------------------------------------------------------
      Level 1                                                     $ 724,737,150
      Level 2                                                       117,197,284
      Level 3                                                                --
      --------------------------------------------------------------------------
      Total                                                       $ 841,934,434
                                                                  =============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Latin America Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Latin America Fund, Inc.

Date: October 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Latin America Fund, Inc.

Date: October 20, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Latin America Fund, Inc.

Date: October 20, 2008